Expense Example {- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio K PRO-07 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Class K	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894